Property, Plant and Equipment, Net - Schedule of Property and Equipment (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Property and Equipment [Line Items]
Property and equipment, net gross	¥ 21,680	$ 3,026	¥ 20,106
Less: loss of impairment	(1,896)	(265)	(1,896)
Less: Accumulated depreciation	(11,137)	(1,554)	(9,554)
Property and equipment, net	8,647	1,207	8,656
Leasehold Improvements [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, net gross	534	75	534
Computer and Network Equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, net gross	2,468	344	2,457
Manufacturing Equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, net gross	13,788	1,925	12,460
Office equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, net gross	288	40	288
Motor vehicles [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, net gross	4,509	629	4,367
Construction in process [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, net gross	¥ 94	$ 13